UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

	Principal Amount	Value
Asset-Backed Securities—3.2%
American Credit Acceptance Receivables Trust:
Series 2012-3, Cl. C, 2.78%, 9/17/18[1]	$840,000	$847,701
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	1,250,000	1,250,540
AmeriCredit Automobile Receivables Trust, Series 2010-4, Cl. E, 6.40%, 4/9/18[2]	250,000	260,875
California Republic Auto Receivables Trust, Series 2013-2, Cl. C, 3.32%, 8/17/20	2,115,000	2,140,626
Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,710,000	1,716,392
Series 2013-4, Cl. D, 3.22%, 5/20/19	955,000	978,023
Credit Acceptance Auto Loan Trust, Series 2012-2A, Cl. B, 2.21%, 9/15/20[1]	705,000	714,563
DT Auto Owner Trust:
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,560,000	1,591,688
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,920,000	4,037,204
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	3,230,000	3,277,193
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	4,660,000	4,670,897
Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	65,000	66,414
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	3,710,000	3,864,008
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	1,015,000	1,021,743
First Investors Auto Owner Trust:
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	325,000	341,557
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,505,000	1,532,817
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	1,115,000	1,144,670
New Residential Advance Receivables Trust, Series 2014-T1, Cl. B1, 1.671%, 3/15/45[1]	3,130,000	3,132,480
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. D, 3.92%, 1/15/20	1,020,000	1,080,383
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,985,000	3,047,179
SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	1,315,000	1,343,826
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	1,245,000	1,251,528
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	879,580	886,007
United Auto Credit Securitization Trust:
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	1,312,000	1,321,164
Series 2013-1, Cl. D, 2.90%, 12/15/17[1]	230,000	232,146
Westlake Automobile Receivables Trust, Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,405,000	1,404,356

Total Asset-Backed Securities (Cost $42,467,697)		43,155,980
Mortgage-Backed Obligations—62.4%
Government Agency—54.4%
FHLMC/FNMA/FHLB/Sponsored—53.0%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	81,599	86,572
5.50%, 4/1/18	859,388	911,276
6.00%, 5/1/18-10/1/29	4,277,798	4,733,269
6.50%, 4/1/18-4/1/34	2,486,960	2,773,588
7.00%, 8/1/16-10/1/37	1,561,974	1,783,052
7.50%, 1/1/32-9/1/33	4,311,441	5,047,314

1    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
8.00%, 4/1/16	$157,879	$162,155
8.50%, 3/1/31	148,582	175,007
9.00%, 8/1/22-5/1/25	114,940	126,381
10.00%, 8/1/21	37,035	37,835
11.50%, 6/1/20-11/17/20	7,665	7,717
12.00%, 6/1/15	719	725
12.50%, 7/1/19	711	715
Federal Home Loan Mortgage Corp. Non Gold Pool, 11%, 11/1/20	29,589	33,408
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 8.091%, 2/1/28[3]	217,722	48,051
Series 205, Cl. IO, 13.425%, 9/1/29[3]	1,507,635	356,385
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	82,454	22,991
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	558,561	112,335
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	4,707,113	4,746,787
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.026%, 12/1/31[5]	354,525	326,341
Series 219, Cl. PO, 13.116%, 3/1/32[5]	1,048,342	971,663
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.802%, 6/15/21[6]	4,842	4,890
Series 151, Cl. F, 9.00%, 5/15/21	18,191	20,122
Series 1695, Cl. F, 2.052%, 3/15/24[6]	1,243,567	1,283,776
Series 2035, Cl. PC, 6.95%, 3/15/28	801,417	928,693
Series 2084, Cl. ZC, 6.50%, 8/15/28	426,704	484,876
Series 2116, Cl. ZA, 6.00%, 1/15/29	584,822	648,337
Series 2122, Cl. FD, 0.502%, 2/15/29[6]	649,795	653,124
Series 2132, Cl. FN, 1.051%, 3/15/29[6]	891,330	912,406
Series 2148, Cl. ZA, 6.00%, 4/15/29	1,008,162	1,116,566
Series 2195, Cl. LH, 6.50%, 10/15/29	1,529,446	1,715,384
Series 2220, Cl. PD, 8.00%, 3/15/30	252,852	294,111
Series 2281, Cl. Z, 6.50%, 2/15/31	1,977,497	2,226,164
Series 2319, Cl. BZ, 6.50%, 5/15/31	3,254,617	3,747,955
Series 2326, Cl. ZP, 6.50%, 6/15/31	653,615	737,392
Series 2344, Cl. FP, 1.102%, 8/15/31[6]	484,212	497,275
Series 2368, Cl. TG, 6.00%, 10/15/16	46,572	48,241
Series 2392, Cl. FB, 0.752%, 1/15/29[6]	147,555	149,632
Series 2396, Cl. FE, 0.752%, 12/15/31[6]	271,799	275,452
Series 2401, Cl. FA, 0.802%, 7/15/29[6]	212,162	215,373
Series 2427, Cl. ZM, 6.50%, 3/15/32	147,540	166,807
Series 2464, Cl. FI, 1.152%, 2/15/32[6]	299,645	307,999
Series 2470, Cl. LF, 1.152%, 2/15/32[6]	306,562	315,110
Series 2471, Cl. FD, 1.152%, 3/15/32[6]	460,251	473,172
Series 2481, Cl. AF, 0.702%, 3/15/32[6]	268,829	272,020
Series 2500, Cl. FD, 0.652%, 3/15/32[6]	441,064	445,936
Series 2504, Cl. FP, 0.652%, 3/15/32[6]	523,302	528,548
Series 2526, Cl. FE, 0.552%, 6/15/29[6]	530,855	534,837
Series 2530, Cl. FD, 0.652%, 2/15/32[6]	597,440	603,327
Series 2538, Cl. F, 0.752%, 12/15/32[6]	69,244	70,099
Series 2550, Cl. FI, 0.502%, 11/15/32[6]	269,951	270,894
Series 2551, Cl. FD, 0.552%, 1/15/33[6]	491,610	494,768
Series 2627, Cl. KM, 4.50%, 6/15/18	1,030,457	1,082,690

2    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2630, Cl. MB, 4.50%, 6/15/18	$1,195,000	$1,261,270
Series 2635, Cl. AG, 3.50%, 5/15/32	3,181,640	3,335,121
Series 2668, Cl. AZ, 4.00%, 9/15/18	449,921	470,428
Series 2676, Cl. KY, 5.00%, 9/15/23	1,760,856	1,921,345
Series 2707, Cl. QE, 4.50%, 11/15/18	2,725,433	2,891,578
Series 2708, Cl. N, 4.00%, 11/15/18	2,571,293	2,689,779
Series 2770, Cl. TW, 4.50%, 3/15/19	7,758,081	8,262,640
Series 2843, Cl. BC, 5.00%, 8/15/19	1,190,843	1,267,545
Series 3013, Cl. GA, 5.00%, 6/15/34	1,097,901	1,124,202
Series 3025, Cl. SJ, 24.194%, 8/15/35[6]	158,990	238,127
Series 3134, Cl. FA, 0.452%, 3/15/36[6]	9,459,882	9,441,638
Series 3342, Cl. FT, 0.602%, 7/15/37[6]	2,231,952	2,239,324
Series 3465, Cl. HA, 4.00%, 7/15/17	163,436	166,148
Series 3617, Cl. DC, 4.00%, 7/15/27	733,008	740,730
Series 3645, Cl. EH, 3.00%, 12/15/20	7,953,155	8,241,552
Series 3647, Cl. BD, 3.00%, 12/15/19	10,501,337	10,679,823
Series 3659, Cl. DE, 2.00%, 3/15/19	2,317,362	2,358,564
Series 3741, Cl. PA, 2.15%, 2/15/35	6,003,280	6,143,366
Series 3804, Cl. WJ, 3.50%, 3/15/39	9,061,857	9,436,977
Series 3805, Cl. AK, 3.50%, 4/15/24	847,850	892,313
Series 3815, Cl. BD, 3.00%, 10/15/20	955,355	983,986
Series 3822, Cl. JA, 5.00%, 6/15/40	462,625	494,820
Series 3840, Cl. CA, 2.00%, 9/15/18	713,279	725,996
Series 3848, Cl. WL, 4.00%, 4/15/40	4,614,138	4,778,637
Series 3857, Cl. GL, 3.00%, 5/15/40	4,204,543	4,318,425
Series 3887, Cl. NC, 3.00%, 7/15/26	1,370,245	1,409,305
Series 3917, Cl. BA, 4.00%, 6/15/38	2,374,866	2,484,651
Series 3935, Cl. NA, 3.50%, 10/15/26	8,983,698	9,469,312
Series 4109, Cl. KD, 3.00%, 5/15/32	4,433,592	4,581,230
Series 4221, Cl. HJ, 1.50%, 7/15/23	7,543,809	7,563,155
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 50.243%, 7/17/28[3]	338,967	70,247
Series 2079, Cl. S, 19.304%, 7/17/28[3]	625,063	132,195
Series 2493, Cl. S, 47.692%, 9/15/29[3]	400,041	90,303
Series 2526, Cl. SE, 28.245%, 6/15/29[3]	733,440	160,395
Series 2795, Cl. SH, 10.686%, 3/15/24[3]	5,181,999	789,687
Series 2796, Cl. SD, 51.648%, 7/15/26[3]	172,609	39,469
Series 2835, Cl. BS, 0.00%, 12/15/28[3,4]	1,799,901	47,800
Series 2920, Cl. S, 53.983%, 1/15/35[3]	3,850,961	685,552
Series 2922, Cl. SE, 6.859%, 2/15/35[3]	659,256	118,944
Series 3201, Cl. SG, 4.819%, 8/15/36[3]	1,298,352	224,615
Series 3397, Cl. GS, 14.721%, 12/15/37[3]	90,536	16,798
Series 3424, Cl. EI, 8.548%, 4/15/38[3]	294,495	41,195
Series 3450, Cl. BI, 11.531%, 5/15/38[3]	4,396,643	650,854
Series 3606, Cl. SN, 3.74%, 12/15/39[3]	1,234,771	174,332
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 0.652%, 5/15/36[6]	4,903,679	4,939,185

3    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn.:
2.50%, 6/18/27[7]	$11,195,000	$11,375,168
3.00%, 7/1/27[7]	1,320,000	1,371,563
3.50%, 7/17/27[7]	16,970,000	17,990,852
4.00%, 7/1/28-7/1/41[7]	90,450,000	96,024,200
4.50%, 7/1/22-7/1/39[7]	60,663,000	65,491,823
5.00%, 7/1/37[7]	49,020,000	54,442,852
Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-8/1/40	37,550,769	39,800,838
4.50%, 9/1/18-8/1/26	9,736,745	10,348,052
5.00%, 2/1/18-7/1/22	14,646,496	15,550,123
5.50%, 9/1/19-5/1/24	8,512,024	9,129,123
6.00%, 3/1/17-2/1/40	9,835,900	10,994,671
6.50%, 6/1/17-1/1/34	12,289,729	13,831,258
7.00%, 3/1/15-2/1/36	8,186,447	9,361,398
7.50%, 2/1/27-8/1/33	10,997,811	12,766,818
8.00%, 6/1/17	205	218
8.50%, 7/1/32	68,069	78,381
9.00%, 8/1/19	4,038	4,447
9.50%, 11/1/21	2,621	2,872
11.00%, 11/1/15-7/20/19	62,265	63,081
11.25%, 2/15/16	5,960	5,989
11.50%, 7/15/19	987	989
12.00%, 5/1/16	266	268
12.50%, 8/1/15-12/1/15	2,438	2,450
13.00%, 8/15/15-12/1/15	2,818	2,848
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 37.531%, 5/1/23[3]	1,029,654	202,661
Series 254, Cl. 2, 33.668%, 1/1/24[3]	1,311,375	229,629
Series 294, Cl. 2, 14.167%, 2/1/28[3]	1,463,085	347,700
Series 301, Cl. 2, 0.00%, 4/1/29[3,4]	621,678	129,930
Series 321, Cl. 2, 13.538%, 4/1/32[3]	3,582,838	753,089
Series 324, Cl. 2, 0.00%, 7/1/32[3,4]	1,239,653	261,406
Series 331, Cl. 10, 18.33%, 2/1/33[3]	1,778,614	427,667
Series 331, Cl. 4, 0.389%, 2/1/33[3]	1,439,621	310,505
Series 331, Cl. 5, 9.342%, 2/1/33[3]	2,087,326	450,274
Series 331, Cl. 6, 2.215%, 2/1/33[3]	2,039,317	441,315
Series 334, Cl. 10, 4.714%, 2/1/33[3]	829,281	177,923
Series 339, Cl. 15, 2.091%, 10/25/33[3]	729,506	146,400
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	1,418,567	284,323
Series 351, Cl. 8, 0.00%, 4/1/34[3,4]	1,418,340	263,763
Series 356, Cl. 10, 0.00%, 6/1/35[3,4]	1,058,170	195,964
Series 356, Cl. 12, 0.00%, 2/1/35[3,4]	518,309	96,502
Series 362, Cl. 13, 0.00%, 8/1/35[3,4]	1,461,281	265,564
Series 364, Cl. 15, 0.00%, 9/1/35[3,4]	778,800	140,376
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 12.115%, 9/1/32[5]	262,954	243,721
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1988-7, Cl. Z, 9.25%, 4/25/18	21,255	23,242
Series 1991-109, Cl. Z, 8.50%, 9/25/21	12,408	14,163
Series 1997-16, Cl. PD, 7.00%, 3/18/27	1,429,435	1,635,006
Series 1998-59, Cl. Z, 6.50%, 10/25/28	126,915	140,114

4    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 1999-54, Cl. LH, 6.50%, 11/25/29	$759,656	$843,421
Series 2001-69, Cl. PF, 1.152%, 12/25/31[6]	712,127	732,165
Series 2002-12, Cl. PG, 6.00%, 3/25/17	1,685,278	1,765,456
Series 2002-19, Cl. PE, 6.00%, 4/25/17	116,824	121,477
Series 2002-29, Cl. F, 1.152%, 4/25/32[6]	320,001	328,971
Series 2002-39, Cl. FD, 1.154%, 3/18/32[6]	626,455	644,948
Series 2002-52, Cl. FD, 0.652%, 9/25/32[6]	522,252	527,990
Series 2002-53, Cl. FY, 0.652%, 8/25/32[6]	394,792	398,646
Series 2002-64, Cl. FJ, 1.152%, 4/25/32[6]	98,619	101,383
Series 2002-65, Cl. FB, 1.152%, 7/25/32[6]	602,117	618,991
Series 2002-68, Cl. FH, 0.654%, 10/18/32[6]	191,231	193,233
Series 2002-77, Cl. TF, 1.154%, 12/18/32[6]	1,257,003	1,292,121
Series 2002-82, Cl. FE, 1.152%, 12/25/32[6]	575,709	591,782
Series 2002-9, Cl. PC, 6.00%, 3/25/17	929,946	973,609
Series 2002-90, Cl. FJ, 0.652%, 9/25/32[6]	217,577	219,701
Series 2002-90, Cl. FM, 0.652%, 9/25/32[6]	209,209	211,251
Series 2003-112, Cl. AN, 4.00%, 11/25/18	1,696,407	1,781,322
Series 2003-116, Cl. FA, 0.552%, 11/25/33[6]	339,776	341,027
Series 2003-119, Cl. FK, 0.652%, 5/25/18[6]	2,981,238	2,998,044
Series 2003-130, Cl. CS, 13.796%, 12/25/33[6]	790,908	921,756
Series 2003-21, Cl. FK, 0.552%, 3/25/33[6]	39,000	39,080
Series 2003-26, Cl. XF, 0.602%, 3/25/23[6]	1,358,508	1,365,366
Series 2003-44, Cl. CB, 4.25%, 3/25/33	394,447	406,290
Series 2003-45, Cl. AB, 3.75%, 5/25/33	39,288	39,539
Series 2003-84, Cl. GE, 4.50%, 9/25/18	1,400,850	1,475,024
Series 2004-101, Cl. BG, 5.00%, 1/25/20	1,705,203	1,776,091
Series 2004-25, Cl. PC, 5.50%, 1/25/34	1,231,494	1,313,391
Series 2004-29, Cl. QG, 4.50%, 12/25/32	1,655,390	1,691,156
Series 2004-72, Cl. FB, 0.652%, 9/25/34[6]	3,335,183	3,367,191
Series 2005-109, Cl. AH, 5.50%, 12/25/25	7,080,051	7,783,649
Series 2005-45, Cl. XA, 0.492%, 6/25/35[6]	4,210,212	4,214,138
Series 2005-5, Cl. AB, 5.00%, 4/25/32	576,859	584,600
Series 2005-67, Cl. BF, 0.502%, 8/25/35[6]	1,915,009	1,922,393
Series 2005-85, Cl. FA, 0.502%, 10/25/35[6]	4,000,884	4,014,033
Series 2006-11, Cl. PS, 24.009%, 3/25/36[6]	667,000	1,028,324
Series 2006-46, Cl. SW, 23.642%, 6/25/36[6]	619,991	872,939
Series 2006-50, Cl. KS, 23.643%, 6/25/36[6]	515,220	790,448
Series 2006-50, Cl. SK, 23.643%, 6/25/36[6]	152,598	226,271
Series 2007-79, Cl. FA, 0.602%, 8/25/37[6]	1,628,570	1,634,773
Series 2008-14, Cl. BA, 4.25%, 3/25/23	1,794,891	1,884,435
Series 2008-24, Cl. DY, 5.00%, 4/25/23	1,478,768	1,565,898
Series 2008-75, Cl. DB, 4.50%, 9/25/23	4,441,378	4,683,195
Series 2009-113, Cl. DB, 3.00%, 12/25/20	15,960,716	16,447,725
Series 2009-114, Cl. AC, 2.50%, 12/25/23	935,424	954,089
Series 2009-36, Cl. FA, 1.092%, 6/25/37[6]	8,841,726	9,033,653
Series 2009-37, Cl. HA, 4.00%, 4/25/19	2,428,688	2,535,018
Series 2009-70, Cl. NT, 4.00%, 8/25/19	1,592,882	1,662,521
Series 2009-70, Cl. TL, 4.00%, 8/25/19	7,781,403	8,121,598
Series 2010-37, Cl. NG, 4.00%, 1/25/28	2,889,215	2,936,841
Series 2010-43, Cl. KG, 3.00%, 1/25/21	1,812,051	1,878,370

5    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2011-104, Cl. MA, 2.50%, 10/25/26	$1,025,234	$1,040,803
Series 2011-122, Cl. EC, 1.50%, 1/25/20	10,224,164	10,320,629
Series 2011-15, Cl. DA, 4.00%, 3/25/41	3,542,951	3,718,959
Series 2011-3, Cl. EL, 3.00%, 5/25/20	26,931,201	27,755,215
Series 2011-3, Cl. KA, 5.00%, 4/25/40	3,694,577	3,999,051
Series 2011-38, Cl. AH, 2.75%, 5/25/20	777,093	800,033
Series 2011-44, Cl. EA, 3.00%, 6/25/24	1,237,753	1,298,740
Series 2011-45, Cl. NG, 3.00%, 3/25/25	850,852	885,888
Series 2011-45, Cl. TE, 3.00%, 3/25/25	1,516,318	1,579,162
Series 2011-6, Cl. BA, 2.75%, 6/25/20	2,903,748	2,997,821
Series 2011-69, Cl. EA, 3.00%, 11/25/29	3,428,999	3,507,165
Series 2011-82, Cl. AD, 4.00%, 8/25/26	5,289,117	5,546,691
Series 2011-88, Cl. AB, 2.50%, 9/25/26	1,579,938	1,616,294
Series 2012-20, Cl. FD, 0.552%, 3/25/42[6]	1,638,638	1,637,264
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 28.069%, 12/18/31[3]	542,284	110,088
Series 2001-68, Cl. SC, 19.457%, 11/25/31[3]	440,105	96,832
Series 2001-81, Cl. S, 24.31%, 1/25/32[3]	340,655	89,573
Series 2002-28, Cl. SA, 33.474%, 4/25/32[3]	343,867	73,974
Series 2002-38, Cl. SO, 45.164%, 4/25/32[3]	566,610	112,686
Series 2002-39, Cl. SD, 35.306%, 3/18/32[3]	607,992	164,664
Series 2002-48, Cl. S, 29.108%, 7/25/32[3]	557,974	149,843
Series 2002-52, Cl. SD, 32.989%, 9/25/32[3]	522,252	142,165
Series 2002-52, Cl. SL, 31.49%, 9/25/32[3]	359,075	80,088
Series 2002-53, Cl. SK, 34.893%, 4/25/32[3]	354,751	98,060
Series 2002-56, Cl. SN, 30.795%, 7/25/32[3]	757,823	203,608
Series 2002-60, Cl. SM, 29.507%, 8/25/32[3]	949,457	180,946
Series 2002-77, Cl. IS, 39.749%, 12/18/32[3]	811,022	223,114
Series 2002-77, Cl. SH, 35.06%, 12/18/32[3]	503,169	111,321
Series 2002-9, Cl. MS, 25.205%, 3/25/32[3]	569,196	115,047
Series 2003-33, Cl. IA, 0.00%, 5/25/33[3,4]	111,665	22,455
Series 2003-33, Cl. SP, 28.142%, 5/25/33[3]	1,231,296	246,783
Series 2003-38, Cl. SA, 0.00%, 3/25/23[3,4]	938,003	77,399
Series 2003-4, Cl. S, 29.808%, 2/25/33[3]	715,386	187,426
Series 2005-12, Cl. SC, 9.005%, 3/25/35[3]	330,946	70,082
Series 2005-14, Cl. SE, 37.009%, 3/25/35[3]	4,860,797	758,105
Series 2005-40, Cl. SA, 48.569%, 5/25/35[3]	1,999,806	416,857
Series 2005-52, Cl. JH, 1.85%, 5/25/35[3]	938,647	148,359
Series 2005-63, Cl. SA, 46.444%, 10/25/31[3]	1,784,159	383,681
Series 2005-63, Cl. X, 30.104%, 10/25/31[3]	21,120	741
Series 2008-55, Cl. SA, 13.354%, 7/25/38[3]	41,880	5,880
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	1,430,458	107,534
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	3,051,530	204,102
Series 2012-40, Cl. PI, 1.527%, 4/25/41[3]	370,013	62,917
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 17.188%, 10/15/29[3]	22,571,080	159,668
Series 2001-3, Cl. IO, 15.458%, 10/15/31[3]	10,220,941	91,549
Series 2002-2, Cl. IO, 13.954%, 1/15/32[3]	28,019,999	140,627
Series 2002-3, Cl. IO, 15.062%, 8/15/32[3]	36,931,436	379,855

6    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2003-1, Cl. IO, 14.642%, 11/15/32[3]	$54,903,610	$421,413

		713,001,110

GNMA/Guaranteed—0.9%
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	73,215	83,243
7.00%, 1/15/28-9/15/29	465,375	519,841
7.50%, 6/15/28-8/15/28	441,642	463,697
8.00%, 9/15/28	19,963	20,379
8.50%, 8/15/17-12/15/17	152,607	162,688
9.50%, 9/15/17	1,237	1,270
10.50%, 12/15/17-1/15/21	41,388	41,664
Government National Mortgage Assn. II Pool:
7.00%, 1/20/30	50,872	59,458
11.00%, 10/20/19	19,969	21,050
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, 60.857%, 3/16/28[3]	797,491	170,533
Series 2002-76, Cl. SG, 5.797%, 10/16/29[3]	262,570	53,151
Series 2011-52, Cl. HS, 9.562%, 4/16/41[3]	5,764,635	1,131,031
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8.00%, 9/16/29	5,533,831	6,555,558
Series 2009-29, Cl. CA, 4.50%, 4/20/34	73,059	73,243
Series 2009-31, Cl. MA, 4.50%, 8/20/33	478,776	489,858
Series 2009-66, Cl. CD, 2.50%, 8/16/39	285,208	291,673
Series 2009-75, Cl. GC, 4.00%, 7/20/30	465,208	472,252
Series 2010-139, Cl. AB, 4.00%, 5/20/36	1,344,598	1,396,302

		12,006,891

Other Agency—0.5%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 0.501%, 12/7/20[6]	6,929,914	6,937,260
Non-Agency—8.0%
Commercial—7.5%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.20%, 9/26/35[1,6]	2,025,407	2,082,898
Series 2012-RR2, Cl. 6A3, 2.767%, 9/26/35[1,6]	3,859,613	3,887,884
Series 2012-RR6, 2.404%, 11/26/36[1]	4,894,875	4,919,442
CHL Mortgage Pass-Through Trust, Series 2003-J5, Cl. 2A1, 5%, 7/25/18	1,039,129	1,062,962
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Cl. D, 4.606%, 4/10/46[1,6]	1,410,000	1,325,392
Citigroup Mortgage Loan Trust, Inc., Series 2012-8, Cl. 1A1, 2.663%, 10/25/35[1,6]	6,586,755	6,660,678
COMM Mortgage Trust:
Series 2013-CR7, Cl. D, 4.496%, 3/10/46[1,6]	1,540,000	1,440,066
Series 2014-CR15, Cl. D, 4.921%, 2/10/47[1,6]	2,500,000	2,447,087
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2010-C1, Cl. XPA, 0.00%, 7/10/46[1,3,4]	35,898,472	1,139,094
Series 2012-CR5, Cl. XA, 0.00%, 12/10/453[3,4]	14,334,410	1,456,505
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Cl. AJ, 5.643%, 2/15/39[6]	4,180,000	4,439,014

7    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Credit Suisse First Boston Commercial Trust, Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[6]	$3,621,000	$3,789,246
Credit Suisse Mortgage Trust, Series 2009-13R, Cl. 4A1, 2.619%, 9/26/36[1,6]	777,491	786,204
FREMF Mortgage Trust:
Series 2011-K702, Cl. B, 4.936%, 4/25/44[1,6]	1,892,000	2,057,759
Series 2012-K501, Cl. C, 3.609%, 11/25/46[1,6]	2,175,000	2,234,741
Series 2013-K25, Cl. C, 3.618%, 11/25/45[1,6]	805,000	792,943
Series 2013-K26, Cl. C, 3.723%, 12/25/45[1,6]	550,000	540,401
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,6]	850,000	827,220
Series 2013-K502, Cl. C, 3.31%, 3/25/45[1,6]	1,460,000	1,484,600
Series 2013-K712, Cl. C, 3.483%, 5/25/45[1,6]	3,500,000	3,514,138
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,6]	4,090,000	4,048,765
Series 2014-K36, Cl. C, 4.501%, 12/25/46[1,6]	3,250,000	3,354,309
Series 2014-K38, Cl. C, 4.636%, 6/25/47[1,6]	5,250,000	5,517,513
Series 2014-K714, Cl. C, 3.988%, 1/25/47[1,6]	2,500,000	2,557,175
Series 2014-K715, Cl. C, 4.265%, 2/25/46[1,6]	2,205,000	2,282,531
GS Mortgage Securities Trust, Series 2013-GC14, Cl. D, 4.935%, 8/10/46[1,6]	4,900,000	4,739,091
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.211%, 7/25/35[6]	1,816,591	1,829,169
JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.619%, 9/26/36[1,6]	2,958,715	2,969,124
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 2.642%, 4/21/34[6]	1,201,697	1,234,753
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Cl. D, 4.565%, 8/15/46[1,6]	1,700,000	1,605,212
Series 2013-C13, Cl. D, 5.059%, 11/15/46[1,6]	4,000,000	3,887,624
Series 2013-C7, Cl. D, 4.442%, 2/15/46[1,6]	1,550,000	1,458,420
Series 2013-C8, Cl. D, 4.311%, 12/15/48[1,6]	1,115,000	1,042,297
Series 2014-C14, Cl. D, 4.996%, 2/15/47[1,6]	2,130,000	2,066,514
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.049%, 11/26/36[1,6]	6,403,218	6,339,131
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.395%, 6/26/46[1,6]	3,054,022	3,084,694
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.387%, 8/25/34[6]	1,562,582	1,550,024
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 5.048%, 5/10/63[1,6]	630,000	600,388
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,3,4]	48,212,451	2,974,106

		100,029,114

Residential—0.5%
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.575%, 12/25/34[6]	1,273,603	1,294,638
MLCC Mortgage Investors, Inc., Series 2006-3, Cl. 2A1, 2.335%, 10/25/36[6]	2,656,262	2,638,837
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	143,722	114,878
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	2,040,585	1,624,838

8    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.422%, 10/25/33[6]	$1,114,112	$1,132,178

		6,805,369

Total Mortgage-Backed Obligations (Cost $818,777,551)		838,779,744
U.S. Government Obligations—50.3%
Federal Farm Credit Bank Bonds:
0.25%, 11/28/14	4,000,000	4,001,984
1.625%, 11/19/14	3,425,000	3,445,016
Federal Home Loan Bank Nts., 5.50%, 8/13/14	40,000,000	40,254,240
United States Treasury Nts.:
0.50%, 6/15/16	175,000,000	175,222,250
0.625%, 5/31/17	32,772,000	32,553,083
0.75%, 6/30/17	167,228,000	166,555,242
0.875%, 6/15/17	71,555,000	71,574,534
1.375%, 9/30/18	134,939,000	134,759,801
2.00%, 9/30/20[8]	42,215,000	42,287,568
2.50%, 8/15/23	5,746,000	5,777,649

Total U.S. Government Obligations (Cost $675,671,049)		676,431,367
Short-Term Notes—2.3%
Federal Home Loan Bank Discount Nts.:
0.03%, 8/4/14[9]	3,900,000	3,899,889
0.04%, 7/9/14[9]	1,500,000	1,499,987
0.041%, 7/2/14[9]	2,950,000	2,949,997
0.045%, 7/11/14[9]	6,385,000	6,384,920
0.048%, 7/7/14[9]	3,575,000	3,574,972
0.05%, 7/16/14[9]	5,700,000	5,699,881
0.065%, 7/18/14[9]	3,500,000	3,499,892
0.07%, 7/23/14[9]	1,100,000	1,099,953
0.07%, 7/28/14[9]	332,000	331,983
Federal Home Loan Mortgage Corp. Discount Nts., 0.05%, 8/4/14[9]	1,700,000	1,699,920
Federal National Mortgage Assn. Discount Nts., 0.07%, 8/1/14[9]	190,000	189,988

Total Short-Term Notes (Cost $30,831,382)		30,831,382
Total Investments, at Value (Cost $1,567,747,679)	118.2%	1,589,198,473
Net Other Assets (Liabilities)	(18.2)	(244,612,376)

Net Assets	100.0%	$1,344,586,097

Footnotes to Statement of Investments

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $118,599,943 or 8.82% of the Fund’s net assets as of June 30, 2014.

9    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments (Continued)

2.	Restricted security. The aggregate value of restricted securities as of June 30, 2014 was $260,875, which represents 0.02% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
AmeriCredit Automobile Receivables Trust, Series 2010-4, Cl. E, 6.40%, 4/9/18	7/27/12	$259,224	$260,875	$1,651

3.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $21,669,001 or 1.61% of the Fund’s net assets as of June 30, 2014.
4.	Interest rate is less than 0.0005%.
5.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,541,725 or 0.11% of the Fund’s net assets as of June 30, 2014.
6.	Represents the current interest rate for a variable or increasing rate security.
7.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 30, 2014. See accompanying Notes.
8.	All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,454,212. See accompanying Notes.
9.	Zero coupon bond reflects effective yield on the date of purchase.

Futures Contracts as of June 30, 2014

Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	9/19/14	98	$13,444,375	$173,971
United States Treasury Nts., 10 yr.	CBT	Sell	9/19/14	1,493	186,881,617	(237,641)
United States Treasury Nts., 2 yr.	CBT	Sell	9/30/14	459	100,793,536	(35,897)
United States Treasury Ultra Bonds	CBT	Buy	9/19/14	4	599,750	7,748

						$(91,819)

Glossary:

Exchange Abbreviations:

CBT             Chicago Board of Trade

10    Oppenheimer Limited-Term Government Fund

NOTES TO

STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$258,723,301
Sold securities	13,242,410

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the

11    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

12    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar

13    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$43,155,980	$—	$43,155,980
Mortgage-Backed Obligations	—	838,779,744	—	838,779,744
U.S. Government Obligations	—	676,431,367	—	676,431,367
Short-Term Notes	—	30,831,382	—	30,831,382

Total Investments, at Value	—	1,589,198,473	—	1,589,198,473

14    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
(Continued)
Investments, at Value:
Other Financial Instruments:
Futures contracts	181,719	—	—	181,719

Total Assets	$181,719	$1,589,198,473	$—	$1,589,380,192

Liabilities Table
Other Financial Instruments:
Futures contracts	$(273,538)	$—	$—	$(273,538)

Total Liabilities	$(273,538)	$—	$—	$(273,538)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S.

15    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

16    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended June 30, 2014, the Fund had an ending monthly average market value of $177,613,849 and $277,687,363 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant,

17    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Restricted Securities

As of June 30, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

18    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,567,840,683
Federal tax cost of other investments	(273,539,197)

Total federal tax cost	$1,294,301,486

Gross unrealized appreciation	$25,633,898
Gross unrealized depreciation	(4,367,927)

Net unrealized appreciation	$21,265,971

19    Oppenheimer Limited-Term Government Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/8/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 8/8/2014